RUBY MINE ACQUISITION (Details) (USD $)	12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2011 Interest as of April 1, 2013 [Member] Ruby Developement Company [Member]	Dec. 31, 2011 Interest as of January 1, 2015 [Member] Ruby Developement Company [Member]	Jun. 30, 2013 Payment Due on December 30, 2013 [Member] Ruby Developement Company [Member]	Dec. 31, 2012 Ruby Developement Company [Member]	Jun. 30, 2013 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member]
RUBY MINE ACQUISITION (Details) [Line Items]
Business Acquisition, Purchase Price Agreement				$ 2,500,000
Exercise of purchase option, payment		85,000
Business Acquisition, Cost of Acquiring Entity, Payments Made		510,000
Business Acquisition, Cost of Acquiring Entity, Cash Paid 1		360,000
Stock Issued During Period, Shares, Acquisitions (in Shares)		10,000,000
Stock Issued During Period, Value, Acquisitions		150,000
Debt Instrument, Face Amount										1,990,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%	8.00%				3.00%
Other Notes Payable, Current	1,774,822	1,889,185	1,170,933						1,901,579
Restructuring Costs									160,000
Debt Instrument, Periodic Payment							1,000,000
Mine Reclamation and Closing Liability, Noncurrent		171,618
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)								2,000,000
Investment Warrants, Exercise Price (in Dollars per share)		$ 0.05						$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Fair Value, Grants in Period	$ 175,047